United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: March 31, 2010"
Check here if Amendment [  X  ]

Institutional Investment Manager Filing This Report:

"Name:     Foster & Motley, Inc."
"Address:  7755 Montgomery Road, Suite 100"
"          Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence J. Bernhard
Title:   CCO
Phone:   513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence J. Bernhard, Cincinnati, OH, March 10, 2011"

Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	127
Form 13F Information Table Value Total:  232,846 (thousands)

List of Other Included Managers:  None

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                                                                        Form 13F Information Table

                                            Title of                        Value                 Investment    Other    Voting Auth
                    Name of Issuer           Class               CUSIP      (x$1000)     Shares    Discretion   Managers     Sole
3M Company                                  com               88579Y101       2,822      33,763        sole                33,763
A T & T Inc.                                com               00206R102         251       9,726        sole                 9,726
Abbott Laboratories                         com               002824100       2,913      55,288        sole                55,288
Accenture Ltd Cl A                          com               G1151C101       1,122      26,742        sole                26,742
Adams Express Co                            com               006212104         149      14,124        sole                14,124
AFLAC Inc                                   com               001055102       5,240      96,520        sole                96,520
Annaly Capital Management                   com               035710409       5,781     336,506        sole               336,506
Archer-Daniels-Midland Co                   com               039483102       2,227      77,045        sole                77,045
Auto Data Processing                        com               053015103         998      22,450        sole                22,450
Bank of Hawaii Corporation                  com               062540109       1,106      24,605        sole                24,605
Baxter International Inc                    com               071813109         495       8,512        sole                 8,512
Beckman Coulter Inc                         com               075811109         300       4,770        sole                 4,770
Becton Dickinson & Co                       com               075887109       4,307      54,707        sole                54,707
Bemis Co Inc                                com               081437105       2,949     102,690        sole               102,690
BlackRock Senior High Inc Fund              com               09255T109          48      11,950        sole                11,950
BP PLC Adr                                  Spon ADR          055622104       3,949      69,200        sole                69,200
Bristol-Myers Squibb Co                     com               110122108       4,986     186,740        sole               186,740
C V S Caremark Corp.                        com               126650100       2,222      60,783        sole                60,783
Centurytel Inc                              com               156700106       1,347      37,991        sole                37,991
Cerner Corp                                 com               156782104         460       5,418        sole                 5,418
Chevron Corp                                com               166764100       5,066      66,805        sole                66,805
Chubb Corp                                  com               171232101       3,902      75,265        sole                75,265
Cincinnati Financial Cp                     com               172062101       1,048      36,238        sole                36,238
Cisco Systems Inc                           com               17275R102         396      15,217        sole                15,217
Coca Cola Company                           com               191216100         359       6,536        sole                 6,536
Cohen & Steers Quality Income Realt         com               19247L106         703      98,641        sole                98,641
Colgate-Palmolive Co                        com               194162103       1,919      22,505        sole                22,505
Computer Sciences Corp                      com               205363104       1,382      25,355        sole                25,355
ConAgra Foods, Inc.                         com               205887102         710      28,330        sole                28,330
ConocoPhillips                              com               20825C104       1,784      34,869        sole                34,869
Darden Restaurants, Inc.                    com               237194105         207       4,645        sole                 4,645
Deluxe Corp                                 com               248019101         263      13,540        sole                13,540
Diamond Offshr Drilling                     com               25271C102       6,375      71,786        sole                71,786
Dominion Resources Inc.                     com               25746U109       1,526      37,130        sole                37,130
DTF Tax free Income Inc.                    com               23334J107         995      66,900        sole                66,900
Duke Realty Invts New                       com new           264411505         285      22,990        sole                22,990
EastGroup Properties Inc.                   com               277276101         974      25,820        sole                25,820
Eaton Vance Ltd Duration Inc Fd             com               27828H105         262      16,480        sole                16,480
Eli Lilly & Company                         com               532457108         255       7,036        sole                 7,036
Equifax Inc                                 com               294429105       1,523      42,528        sole                42,528
Exxon Mobil Corporation                     com               30231G102       2,301      34,359        sole                34,359
Family Dollar Stores Inc                    com               307000109         839      22,910        sole                22,910
Franklin Street Properties Corp.            com               35471R106       1,177      81,550        sole                81,550
Franklin Templeton Ltd Duration Inc         com               35472T101         582      43,500        sole                43,500
General Dynamics Corp                       com               369550108       2,465      31,927        sole                31,927
General Electric                            com               369604103         445      24,449        sole                24,449
General Mills Inc                           com               370334104       3,665      51,777        sole                51,777
GlaxoSmithKline plc                         Spon ADR          37733W105         294       7,642        sole                 7,642
Hasbro Inc                                  com               418056107       4,392     114,744        sole               114,744
Healthcare Realty Trust                     com               421946104         468      20,090        sole                20,090
Hewlett-Packard Company                     com               428236103       5,552     104,463        sole               104,463
Highwood Properties Inc                     com               431284108         629      19,820        sole                19,820
Hospitality Properties Trust                com               44106M102       1,278      53,364        sole                53,364
Hudson City Bancorp, Inc.                   com               443683107       3,980     280,865        sole               280,865
Hugoton Royalty Trust                       Unit Ben Int      444717102       1,913     115,652        sole               115,652
I T T Corporation New                       com               450911102       4,007      74,740        sole                74,740
ING Clarion Global RE Income Fund           com               44982G104       2,448     323,815        sole               323,815
ING Prime Rate                              SH BEN INT        44977W106          77      12,220        sole                12,220
Intel Corp                                  com               458140100         227      10,164        sole                10,164
Intl Business Machines                      com               459200101       6,518      50,821        sole                50,821
iShares Barclays 1-3 Yr Credit Bond         iShs              464288646         753       7,200        sole                 7,200
iShares Barclays TIPS Bond                  iShs              464287176         201       1,938        sole                 1,938
iShares iBoxx $ High Yield Corporat         iShs              464288513         688       7,790        sole                 7,790
iShares iBoxx Inv Grade Corp Bond           iShs              464287242         397       3,758        sole                 3,758
J P Morgan Chase & Co.                      com               46625H100       2,608      58,288        sole                58,288
Johnson & Johnson                           com               478160104       4,212      64,595        sole                64,595
Kimberly-Clark Corp                         com               494368103         490       7,785        sole                 7,785
Kraft Foods Inc                             com               50075N104         418      13,839        sole                13,839
Kroger Company                              com               501044101       1,317      60,810        sole                60,810
Loews Corporation                           com               540424108         269       7,220        sole                 7,220
Lubrizol Corporation                        com               549271104       4,184      45,620        sole                45,620
M S Emerging Mkt Debt                       com               61744H105         259      24,803        sole                24,803
M S Emerging Mkts Domestic Debt             com               617477104       7,598     510,113        sole               510,113
McDonald's Corp.                            com               580135101       5,405      81,015        sole                81,015
Medtronic Inc                               com               585055106       1,373      30,487        sole                30,487
Merck & Co Inc                              com               58933Y105         265       7,100        sole                 7,100
Microsoft Corp                              com               594918104       3,117     106,419        sole               106,419
Molson Coors Brewing Clb                    com               60871R209         371       8,820        sole                 8,820
Noble Drilling Corp                         NAMEN-AKT         H5833N103         531      12,695        sole                12,695
Northrop Grumman Corp                       com               666807102       2,033      31,008        sole                31,008
Occidental Pete Corp                        com               674599105         691       8,175        sole                 8,175
Omnicom Group Inc                           com               681919106       3,003      77,365        sole                77,365
Oracle Corporation                          com               68389X105         245       9,533        sole                 9,533
PepsiCo Incorporated                        com               713448108       1,202      18,161        sole                18,161
Pfizer Incorporated                         com               717081103       1,702      99,232        sole                99,232
PG & E Corp.                                com               69331C108       1,646      38,800        sole                38,800
Philip Morris International Inc             com               718172109         274       5,256        sole                 5,256
Pitney Bowes                                com               724479100         547      22,365        sole                22,365
PNC Financial Services                      com               693475105         229       3,832        sole                 3,832
PowerShares DB Commodity Index Tracking FD  Unit Ben Int      73935S105       2,101      89,330        sole                89,330
PowerShares DB Commodity Long ETN           PS CMDT LG ETN    25154H459         478      30,300        sole                30,300
Powershares DB Gold Index Fd.               DB Gold Fund      73936B606       2,299      57,900        sole                57,900
Procter & Gamble                            com               742718109       5,581      88,206        sole                88,206
Pub Svc Enterprise Group                    com               744573106       2,060      69,770        sole                69,770
Riversource Lasalle INTL RE FD              com               76932W102         192      24,680        sole                24,680
Ross Stores, Inc                            com               778296103         934      17,475        sole                17,475
Royal Dutch Shell A Adr                     Spon ADR          780259206         550       9,510        sole                 9,510
S E I Investments Co                        com               784117103       1,585      72,160        sole                72,160
Schlumberger LTD                            com               806857108         368       5,800        sole                 5,800
State Street Corp                           com               857477103         871      19,300        sole                19,300
Stereotaxis Inc                             com               85916J102          69      13,730        sole                13,730
Symantec Corp                               com               871503108       1,421      83,960        sole                83,960
Sysco Corporation                           com               871829107       1,669      56,571        sole                56,571
T J X Cos Inc                               com               872540109       2,073      48,746        sole                48,746
Target Corporation                          com               87612E106         614      11,680        sole                11,680
TCW Strategic Income Fund, Inc.             com               872340104         817     173,400        sole               173,400
Teleflex, Inc.                              com               879369106       3,346      52,230        sole                52,230
Telefonica de Espana ADS                    Spon ADR          879382208       2,434      34,227        sole                34,227
Templeton Emrg Mkts Incm                    com               880192109         319      21,788        sole                21,788
Teva Pharm Inds Ltd Adrf                    ADR               881624209         621       9,841        sole                 9,841
Texas Instruments Inc                       com               882508104       1,883      76,950        sole                76,950
Thermo Fisher Scientific  Inc.              com               883556102       3,418      66,453        sole                66,453
Toronto-Dominion Bank                       com new           891160509       5,356      71,815        sole                71,815
Total S.A. ADS                              Spon ADR          89151E109       3,396      58,532        sole                58,532
U G I Corporation New                       com               902681105       4,883     183,991        sole               183,991
United Technologies Corp                    com               913017109       4,269      57,990        sole                57,990
US Bancorp                                  com new           902973304         847      32,709        sole                32,709
V F Corporation                             com               918204108         559       6,980        sole                 6,980
Verizon Communications                      com               92343V104       3,300     106,397        sole               106,397
Vodafone New  Adr                           Spon ADR          92857W209         310      13,310        sole                13,310
Walgreen Company                            com               931422109       1,772      47,773        sole                47,773
Wal-Mart Stores Inc                         com               931142103       4,825      86,787        sole                86,787
Washington REIT                             SH BEN INT        939653101       1,868      61,145        sole                61,145
Wells Fargo & Company                       com               949746101       1,104      35,483        sole                35,483
Western Asset Emerging Mkt Inc Fnd          com               95766E103       1,091      86,385        sole                86,385
Western Asset High Income Oppty Fd Inc      com               95766K109         274      43,140        sole                43,140
Western Asset Intermediate Muni Fd          com               958435109         398      42,770        sole                42,770